Business Combinations - Summary of Acquisition Date Fair Value of Consideration Transferred (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jan. 31, 2022
Disclosure Of Detailed Information Of Acquisition Date Fair Value Of Total Consideration Transferred [Line Items]
Cash	$ 256
Jaya Grocer Holdings [Member]
Disclosure Of Detailed Information Of Acquisition Date Fair Value Of Total Consideration Transferred [Line Items]
Cash		$ 181
Equity instruments (8,173,375 ordinary shares) measured based on the listed share price of the Company at January 31, 2022 of $5.66 per share		46
Purchase consideration		$ 227